Basis of Presentation and Summary of Significant Accounting Policies	6 Months Ended
Aug. 31, 2026
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies

Note 1 — Basis of Presentation and Summary of Significant Accounting Policies

The accompanying unaudited condensed consolidated financial statements of Micware Co., Ltd. and its subsidiaries (collectively, the “Company”) have been prepared using accounting policies consistent with those applied in the Company’s audited consolidated financial statements for the fiscal year ended February 28, 2026, which were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). These unaudited condensed consolidated financial statements do not include all of the information and disclosures required by GAAP for interim or annual financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair statement of the results for the interim periods presented have been included. The results of operations for the six months ended August 31, 2026 are not necessarily indicative of the results to be expected for the fiscal year ending February 28, 2027.

The Company’s functional currency and reporting currency are the Japanese yen (“JPY” or “¥”), the legal currency of Japan. The terms “dollar,” “US$,” or “$” refer to U.S. dollars, the legal currency of the United States. Convenience translations with respect to financial information as of and for the six months ended August 31, 2026 included herein are based on the exchange rate of JPY to U.S. dollars of ¥159.74=$1.00, which was the foreign exchange rate on August 31, 2026, the last business day of that period, as reported by the United States Federal Reserve Board. Changes in the exchange rate will affect the U.S. dollar equivalent of the Company’s obligations and assets, including accounts receivable, and may result in an increase or decrease in these amounts when expressed in thousands of U.S. dollars. No representation is made that JPY amounts have been, could have been, or could be, converted into US$ at that rate or any other rate.

As described in Note 3, the Company implemented a reorganization of certain of its subsidiaries and business functions effective September 1, 2026, and is reassessing its operating and reportable segments in connection with the reorganization. Accordingly, segment profit or loss and related disclosures have not been presented in these unaudited condensed consolidated financial statements. Revenue disaggregated by the Company’s current reportable segments is presented in Note 2.

These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto for the fiscal year ended February 28, 2026, included in the Company’s Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission on June 30, 2026.

There have been no material changes to the Company’s significant accounting policies from those described in Note 2 to the audited consolidated financial statements for the fiscal year ended February 28, 2026.